Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2022	Jun. 30, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.002	$ 0.002
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	2,212,360	1,679,078
Ordinary shares, outstanding	2,212,360	1,679,078